Loans	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Loans

Note 11 - Loans

A.	Loans details

Composed as follows:

	Linkage	Interest rate 2024 and	December 31	December 31
	terms	2025	2025	2024
Bank loans		%	€ in thousands
	EURIBOR	2 – 6.3	25,304	28,105
	Fixed rate	2.58 – 4.5	173,845	149,985
	Prime rate (USA)	6.75-8.5	4,258	9,551
	Bank of Israel interest rate	4.35 - 9.1	7,078	6,379
	Consumer price index in Israel	2.75 - 4.78	79,138	73,162
			289,623	267,182
Current maturities			17,235	21,316

Long-term loans			272,388	245,866

	Linkage	Interest rate 2024 and	December 31	December 31
	terms	2025	2025	2024
Other long-term loans		%	€ in thousands
	EURIBOR(1)	5.27-9.1	24,450	25,239
	Consumer price index in Israel	7	8,857	7,259
	Fixed rate	4.5 - 5.5	28,816	3,816
			62,123	36,314
Current maturities			3,666	5,866

Other long-term loans			58,457	30,448

(1)	Loans provided by the minority holders (49%) in Talasol.

Israel - Ellomay PS Loans

1.	The Company’s 83.333% owned Israeli subsidiary promoting the Manara PSP, Ellomay PS, entered into a loan agreement with Ampa, the owner of the remaining 16.667% of its outstanding shares. The unpaid balance (principal and interest) of the loan is split into 2 separate loans, an interest-bearing loan at an annual rate of 7% linked to the consumer price index (senior international debt), and a mezzanine loan (an internationally inferior debt) bearing an annual interest rate of 5%. The maturity date of this loan starts from December 31, 2029. As of December 31, 2025, the amount of the loan is NIS 44,990 thousand (€12,012 thousand).

2.	On February 11, 2021, the Manara PSP Project Finance achieved financial closing. The Manara PSP Project Finance facilities are provided by a consortium of Israeli banks and institutional investors, arranged and led by Mizrahi-Tefahot Bank Ltd. The Manara PSP Project Finance long-term facilities were originally in the aggregate amount of approximately NIS 1.27 billion (approximately €0.317 billion at that time). This aggregate amount represents the real (non-indexed) value of the Long-Term Facilities as of the date of financial closing.

Such amount, as well as the standby facilities, is linked to a synthetic composite index comprising a weighted average of the indices and currencies applicable to the Manara PSP’s construction costs (the “Project Index”), on an annual basis during the first 4 years of construction, and thereafter semi-annually until construction end.

The Manara PSP Project Finance facilities includes two Long-Term Facilities: (i) a Senior Secured A Tranche at a fixed rate of interest for each drawdown, with base interest rate equal to the yield to maturity of Israeli treasury bonds with like duration of the drawn loan, plus a spread of 3.25% per-annum during the Construction Period of the Project and a spread of 2.40% per-annum from the Actual Completion Construction Date. The Senior Secured Tranche is linked to the Israeli Consumer Price Index and is to be repaid over a period of 19.5 years from the commercial operation date; and (ii) a Subordinated Secured B Tranche at a floating rate of interest, with the base interest being the Bank of Israel rate, plus a spread of 4.35% per-annum during the construction period and a spread of 3.90% per-annum from the Actual Completion Construction Date. The stated maturity of the Tranche B loan is one year less than the maturity of the Senior Secured Loan with a cash sweep mechanism that shortens its maturity to approximately 12 years from the commercial operation date. The Manara PSP Project Finance also includes standby facilities (Tranche A and Tranche B).

The Manara PSP Project Finance includes customary terms in connection with early repayment, acceleration of payments upon certain breaches and limitations on distributions. The Manara PSP Project Finance also includes ancillary facilities such as VAT, Guarantees and Debt Service Reserve facilities in an aggregate amount of approximately NIS 64 million (approximately €17.1 million).

The Manara PSP Project Finance includes mandatory cash sweeps upon certain cover ratio and other events with respect to the Senior Secured Tranche, cash sweep payments in connection with the Subordinated Secured Tranche as mentioned above and other lender protection mechanisms. In addition, the Manara PSP Project Finance agreement permits the owners of the Manara PSP to drawdown a developers’ fee on the Actual Completion Construction Date (as such term is defined in the Manara PSP Project loan agreements) of the Manara PSP, subject to availability of funding in the Standby Facility at the time and provided the Average ADSCR at the time is not less than a ratio of 1.28.

Ellomay and Ampa provided a standby equity guarantee in the aggregate amount of approximately NIS 13,830 thousand (approximately €3,692 thousand) as of December 31 2025, pro rata to their holdings in the Manara PSP. This standby equity guarantee is linked monthly to the Israeli CPI and adjusted (if applicable) in the same manner and timing as the Long-Term Facilities, as described above.

As of December 31, 2025, a total aggregate amount of NIS 245,656 thousand (€65,587 thousand) was drawn down under the Manara PSP Project Finance from the Senior Secured Tranche (annual interest rate range between 2.75%-4.78% linked to the Israeli Consumer Price Index) and a total aggregate amount of NIS 20,875 thousand (€5,573 thousand) was drawn from the Subordinated Secured B Tranche (floating annual interest rate based on the Bank of Israel Rate of 8.6% as of December 31, 2025).

The Netherland - Bio Gas - Loans

1.	Groen Goor and Ellomay Luxembourg entered into a senior project finance agreement in 2017 (the “Goor Loan Agreement”), with Coöperatieve Rabobank U.A. (“Rabobank”), that includes the following tranches: (i) two loans with principal amounts of €3,510 thousand (with a fixed interest rate of 3% until the end of 2021 and with a fixed interest rate of 3.45% for the next five years ) and €2,090 thousand, (with a fixed interest rate of 2.5% until the end of March 2022, of 2.65% until the end of March 2023 and of 6.05% until the end of March 2026 ), for a period of 12.25 years, repayable in equal monthly installments commencing three months following the connection of the Goor Project’s facility to the grid and (ii) an on-call credit facility of €370 thousand with variable interest. An amount of €5,600 thousand was withdrawn in 2017 on account of these loans. In connection with the Goor Loan Agreement, the following securities were provided to Rabobank: (i) pledge on the present and future rights arising from the feedstock purchase agreement, the EPC agreement, the O&M agreement, the SDE subsidy, the various power and green gas purchase agreements, and the green gas certification supply agreement, (ii) pledge on all present and future (a) receivables arising from business and trade, and (b) stock and inventory including machinery and transport vehicles of Groen Goor, and (iii) all rights/claims of Groen Goor against third parties existing at the time of the execution of the Loan Agreement, including rights from insurance agreements.

2.	Groen Gas Oude-Tonge and Ellomay Luxembourg entered into a senior project finance agreement (the “Oude Tonge Loan Agreement”), with Rabobank, that includes the following tranches: (i) three loans with principal amounts of €3,150 thousand (with a fixed interest rate of 3.1% till the end of June 2022, a fixed interest rate of 3.95% till June 2025,and a fixed interest rate of 6.5% till June 2028), €1,540 thousand (with a fixed interest rate of 2.9% until the end of March 2023 and of 5.15% for the next five years ) and €160 thousand, (with a fixed interest rate of 3.4% until the end of March 2023 and of 5.65% for the next five years ), for a period of 12.25 years, repayable in equal monthly installments commencing three months following the connection of the Oude Tonge Project’s facility to the grid and (ii) an on-call credit facility of €100 thousand with variable interest. The amount of €4,850 thousand was withdrawn in 2017 and 2018 on account of these loans.

In connection with the Goor Loan Agreement and the Oude Tonge Loan Agreement Ellomay Luxembourg, the Company’s wholly-owned subsidiary: (i) provided the following undertakings to Rabobank: (a) that Groen Goor and Groen Gas Oude Tonge, as applicable, will not make distributions to its shareholders for a period of two years following the execution of the Loan Agreement, (b) that Groen Goor will not make distributions or repurchase its shares so long as the equity (including owners loans) to total assets ratio of Groen Goor is less than 40%, (c) that in the event the equity (including owners loans) to total assets ratio of Groen Goor and Groen Gas Oude Tonge will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge, as applicable, and up to a maximum of €1.2 million, and (d) that they will provide the equity required for the completion of the Goor Project (ii) provided pledges on their respective rights in connection with the shareholders loans which each provided to Groen Goor and Groen Gas Oude Tonge, which loans shall also be subordinated by Ellomay Luxembourg in the favor of Rabobank. In addition, the Company provided a guarantee to Rabobank for the fulfillment of Ellomay Luxembourg’s undertakings set forth above.

3.	GG Gelderland entered into a senior project finance agreement (the “Gelderland Loan Agreement”), with Rabobank, that includes the following tranches: (i) four loans with principal amounts of (a) €2,453 thousand (with a fixed interest rate of 3.6% for the first five years), (b) €1,200 thousand (with a fixed interest rate of 4.5% until the beginning of December 2020, 3.5% until the beginning of December 2025 and 7.85% thereafter), (c) €400 thousand (with a fixed interest rate of 3.55% until the end of January 2023 and with a fixed interest rate of 5.95% until the end of the loan period) and (d) €2,847 thousand (with a fixed interest rate of 4.5% until the beginning of December 2020, 3.5% until the beginning of December 2025 and 7.85% thereafter), all for a period of 12 years (144 monthly payments), repayable in equal monthly installments and (ii) an on-call credit facility of €750 thousand with variable interest. An aggregate amount of €6,900 thousand was withdrawn in 2015, 2016 and 2018 on account of these loans. On November 30, 2020, GG Gelderland replaced the loan set forth in (i)(a) above, which as of that date had an outstanding principal amount of €1,890 thousand, with another loan from Rabobank with a fixed interest rate of 3.1% per year, repayable in 56 payments monthly, with a repayment of principal in one payment in August 2025.

In connection with the Gelderland Loan Agreement, the following securities were provided to Rabobank: (i) pledge on the present and future rights arising from the feedstock purchase agreement, the EPC agreement, the O&M agreement, the SDE subsidy, the various power and green gas purchase agreements, and the green gas certification supply agreement, (ii) pledge on all present and future (a) receivables arising from business and trade, and (b) stock and inventory including machinery and transport vehicles of GG Gelderland, and (iii) all rights/claims of GG Gelderland against third parties existing at the time of the execution of the Gelderland Loan Agreement, including rights from insurance agreements. In connection with the Gelderland Loan Agreement, Ellomay Luxembourg, the Company wholly-owned subsidiary, provided the undertaking to Rabobank that Ellomay Luxembourg will not sell the shares of GG Gelderland without the prior written consent of Rabobank.

4.	GG Gelderland, entered into a loan agreement in the end of November 2020, with Ontwikkelingsnaatscgappij Oost-Nederland N.V. (“Oost”), as a benefit created in connection with the Covid-19 pandemic. The loan is with a principal amount of €750 thousand bore a fixed interest rate of 3 % per year for 3 years. The interest and the principle were to be fully repaid in one single amount after 3 years. According to the agreement with Oost, the loan term may be prolonged to 5 years. In October 2023, it was decided to extend the loan to 5 years and the interest rate changed to 5% as from November 2020.

Spain - Loans

On March 12, 2019, four of the Company’s Spanish subsidiaries (together, the “Subsidiaries”) entered into a €18.4 million project finance Facility Agreement (the “Facility Agreement”). The €18.4 million principal amount is divided into: (i) four term loan facilities, one for each Subsidiary, in the aggregate amount of €17.6 million with terms ending in December 2037, and (ii) a revolving credit facility to attend the debt service if needed, for a maximum amount of euro 0.8 million granted to any of the Subsidiaries.

The loans provided under the Facility Agreement bear an annual interest at the rate of Euribor 6 months plus a margin of 2% (with a zero interest floor) and repaid semi-annually on June 20 and December 20. The principal is repaid on a semi-annual basis based on a pre-determined sculptured repayment schedule.

The Facility Agreement provides for mandatory repayment upon the occurrence of certain events and includes various customary representations, warranties and covenants, including covenants to maintain a DSCR on an aggregate basis not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR, on an aggregate basis, is equal to or higher than 1.15:1.0, (ii) the first instalment of the Project Finance has been repaid, (iii) no amount under the revolving credit tranche has been withdrawn and not fully repaid and no drawdowns of the revolving credit tranche are expected within the next six months, and (iv) the Subsidiaries’ net debt to regulatory value (as such terms are defined in the Facility Agreement) ratio is equal to or higher than 0.7:1. The regulatory value of the Solar Plants owned by the Subsidiaries is approximately €23.5 million, compared to their aggregate nominal purchase price, which was approximately €14.85 million and their aggregate book value, which was approximately €14.6 million as of September 30, 2018. The Facility Agreements includes a cash-sweep payment mechanism and obligation that applies in the event the Subsidiaries’ net debt to regulatory value ratio is equal to or higher than 0.7:1.

As of December 31, 2025, the financial covenants were met.

On March 12, 2019, the Subsidiaries entered into swap agreements with respect to approximately €17.6 million (with a decreasing notional principal amount based on the amortization table) until December 2037, replacing the Euribor 6 month rate with a fixed 6 month rate of approximately 1%, resulting in a fixed annual interest rate of approximately 3%. Such swap transactions qualify for hedge accounting. See Note 21E regarding the effect of the expected transition away from Libor and Euribor.

The documents ancillary to the Facility Agreements require that security interests be provided in connection with the following: (i) the Subsidiaries’ shares (held by Ellomay Luxembourg), (ii) pledges over accounts, (iii) pledges over relevant agreements including hedging agreements; and (iv) promissory equipment mortgage.

Talasol - Loans

1.	In December 2021, Talasol entered into financing agreement (the “Talasol Facilities Agreement”). Financial closing of the Talasol Facilities Agreement was achieved in January 2022. The Talasol Facilities Agreement provides for the provision of two tranches:

(a)	a term loan in the amount of €155 million of which the final maturity date is June 30, 2044, and

(b)	a term loan in the amount of €20 million of which the final maturity date is December 31, 2042.

Principal and interest at a weighted average of approximately 3% repayment are made on a semi-annual basis, in June and December.

The agreements executed in connection with the Talasol Financing provide for mandatory prepayment upon the occurrence of certain events and various customary representations, warranties, and covenants, including covenants to maintain a Historic and Forecast DSCR equal to at least 1.05x. Moreover, Talasol undertook not to make distributions in the event that: (i) the Historic and Forecast DSCR will be lower than 1.10x until the expiration date of the Talasol PPA and equal to at least 1.25x thereafter and (ii) the Loan Life Cover Ratio will be lower than 1.30x from the expiration date of the Talasol PPA and until maturity.

As of December 31, 2025, the financial covenants were met.

The Talasol Facilities Agreement requires that security interests be provided in connection with the following: (i) Talasol’s shares (held by Ellomay Luxembourg and the other shareholders of Talasol), (ii) pledges over credit rights under certain accounts, (iii) pledges over credit rights under certain Talasol Solar Plant’s documents, (iv) pledges over credit rights under the shareholders loans, (v) security assignment of receivables in connection with the Talasol PPA, (vi) promissory equipment mortgage and (vii) mortgage on all solar modules and power inverters comprised in the project.

2.	On April 30, 2019, following the financial closing of Talasol Solar Plant and sale of 49% holdings of the Talasol Project, Talasol entered into a loan agreement with GSE 3 UK Limited and Fond-ICO Infraestructuras II, FICC (the minority shareholders of Talasol, each of whom owns 24.5% of Talasol). The unpaid balance of the loan will bear interest of Euribor 6 months plus 5.27%. The maturity date of this loan is December 31, 2037. As of December 31, 2025, the amount of the loan is €24,450 thousand.

Ellomay Solar – Loan

In June 2024, Ellomay Solar entered into and reached financial closing of a project finance arrangement with Bankinter, S.A. (the “Project Finance”). The Project Finance is comprised of two facilities: (i) a senior term loan for an amount of €10 million (the “Term Loan”); and (ii) a revolving facility for an amount of €0.5 million (the “DSRF”). The Project Finance is for a term of 16 years and is repayable in semi-annual installments (principal and interest). The Project Finance includes a cash sweep mechanism that is expected to reduce the term of the Project Finance to approximately 13 years.

The Term Loan and DSRF (to the extent withdrawn) bear an annual interest of Euribor 6-month plus 2.5%. Ellomay Solar entered into a swap agreement with respect to the amount of the Project Finance until June 30, 2037, replacing the Euribor 6-month rate with a fixed 6-month rate of approximately 3%, resulting in a fixed annual interest rate of approximately 5.5%.

The Project Finance provides for mandatory repayment upon the occurrence of certain customary events and includes various customary collaterals, representations, warranties and covenants, including covenants to maintain a Debt Service Cover Ratio (“DSCR”) not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR is at least 1.20:1.0, (ii) the first instalment of the Project Finance will be repaid on December 31, 2024, and (iii) no amount under the DSRF has been withdrawn and not fully repaid.

As of December 31, 2025, the financial covenants were met.

Upon financial closing Ellomay Solar withdrew the Term Loan and distributed €9.7 million to Ellomay Luxembourg Holdings S.àr.l, the Company’s wholly-owned subsidiary and Ellomay Solar’s parent company.

Ellomay USA – Credit line

In August 2024, the Company’s indirectly wholly-owned subsidiary, Ellomay Texas Solar Projects, LP. (“Ellomay Texas Solar”) entered into a Revolving Loan Agreement with Israel Discount Bank of New York (“IDB NY”) for the extension of a $10 million line of credit with a term of up to one year, bearing an interest rate of Prime Rate minus 0.75% with a minimum Prime Rate of 5%. Ellomay Texas Solar repaid $5 million during the third quarter of 2025.

The Revolving Loan Agreement includes various customary representations, warranties and covenants that are similar to the covenants included in the deed of trust governing the Company’s Series F Debentures (see Note 12).

Italy – Loans

1.	On February 27, 2025, the Company executed a financing agreement with a European institutional investor for the financing of the construction of 198 MW, including approximately 38 MW of operating projects, which are constructed and connected to the grid, and additional projects with an aggregate capacity of approximately 160 MW that have reached ready-to-build status and for which the EPC agreements were executed.

The Project Finance in an amount of up to €110 million will be provided by way of senior secured notes to be issued in multiple tranches during the construction phase by a wholly-owned subsidiary of Ellomay Luxembourg. All notes are due on December 31, 2047 and to be repaid in semi-annual installments. The notes bear interest from and including the issue date to and excluding the maturity date at the rate of 4.50% per annum, to be paid semi-annually in arrears. As of December 31, 2025, The Company utilized €32 million of the credit line.

2.	Following the consummation of the sale of 49% of the Italian 198 MW portfolio to Clal, the Israeli LP entered into a loan agreement with Clal. The unpaid balance of the loan will bear an annual interest of 4.5%. As of December 31, 2025, the amount of the loan is €24,795 thousand.
B.	The aggregate annual maturities are as follows:

	December 31	December 31
	2025	2024
	€ in thousands
Second year	16,785	13,884
Third year	17,029	16,673
Fourth year	17,376	16,887
Fifth year	18,684	16,575
Sixth year and thereafter	260,971	212,295

Long-term loans	330,845	276,314
Current maturities	19,717	26,712
Short-term loans	1,184	470
	351,746	303,496

C.	In order to minimize the interest-rate risk resulting from liabilities to banks and financing institutions linked to the Euribor, the Company executed swap transactions. For more information, see Note 21.

C.	Movement in liabilities deriving from financing activities

		Liabilities
		Loans and
	Note	borrowings	Debentures	Other	Total
		€ in thousands
Balance as at January 1, 2025		303,496	191,529	26,038	521,063
Changes from financing activities
Proceeds from issue of debentures	12	-	91,181	-	91,181
Repayment of debentures	12	-	(35,691)	-	(35,691)
Receipt of loans		76,208	-	-	76,208
Repayment of loans		(35,414)	-	-	(35,414)
Repayment of lease	14	-	-	(1,548)	(1,548)
Proceeds from the sale of tax credits		-	-	10,160	10,160
Accrued interest	9	6,236	-	-	6,236
Linkage		1,938	-	-	1,938
Non-cash components		(1,528)	2,069	10,054	10,595
Total net financing liabilities		350,936	249,088	44,704	644,728

Effect of changes in foreign exchange rates		810	89	(306)	593
Balance as at December 31, 2025		351,746	249,177	44,398	645,321
		Liabilities
		Loans and
	Note	borrowings	Debentures	Other	Total
		€ in thousands
Balance as at January 1, 2024		281,938	140,087	25,701	447,726
Changes from financing activities
Proceeds from issue of debentures		-	74,159	-	74,159
Repayment of debentures	12	-	(35,845)	-	(35,845)
Receipt of loans		19,482	-	-	19,482
Repayment of loans		(11,776)	-	-	(11,776)
Repayment of lease	14	-	-	(2,941)	(2,941)
Accrued interest (see Note 9)		5,899	-	-	5,899
Linkage		2,474	-	-	2,474
Non-cash components		88	1,369	2,970	4,427
Total net financing liabilities		298,105	179,770	25,730	503,605

Effect of changes in foreign exchange rates		5,391	11,759	308	17,458
Balance as at December 31, 2024		303,496	191,529	26,038	521,063